DBX ETF Trust | 1
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.3%
Brazil — 3.4%
Suzano SA, ADR
20,154 208,594
Vale SA
82,824 815,388
(Cost $1,057,232)
1,023,982
Canada — 19.3%
Agnico Eagle Mines Ltd.
5,230 440,991
ARC Resources Ltd.
32,054 590,875
Barrick Gold Corp.
46,190 808,898
Canadian Natural Resources Ltd.
16,779 569,466
Franco-Nevada Corp.
4,105 502,633
Ivanhoe Mines Ltd., Class A *
48,325 650,592
Ivanhoe Mines Ltd., Class A *
171 2,324
Nutrien Ltd.
24,762 1,156,615
Suncor Energy, Inc.
12,619 502,093
Teck Resources Ltd., Class B
13,945 651,062
(Cost $5,854,232)
5,875,549
Finland — 4.1%
Stora Enso OYJ, Class R
47,865 464,702
UPM- Kymmene OYJ
29,656 779,935
(Cost $1,599,101)
1,244,637
France — 2.0%
TotalEnergies SE
(Cost $709,177)
10,728 622,860
India — 1.5%
Reliance Industries Ltd., GDR,
144A
(Cost $539,039)
7,502 452,371
Ireland — 3.7%
Smurfit WestRock PLC
16,459 905,574
Smurfit WestRock PLC
3,883 213,411
(Cost $937,452)
1,118,985
Luxembourg — 2.1%
ArcelorMittal SA
(Cost $597,418)
25,800 649,639
Norway — 2.3%
Norsk Hydro ASA
(Cost $635,181)
114,505 707,451
Singapore — 1.1%
Wilmar International Ltd.
(Cost $350,095)
150,500 345,758
South Africa — 1.5%
Gold Fields Ltd.
(Cost $454,984)
32,640 462,828
South Korea — 1.5%
POSCO Holdings, Inc.
(Cost $572,456)
2,241 453,806
Number
of Shares Value $
Switzerland — 5.6%
Glencore PLC *
242,821 1,172,670
SIG Group AG *
27,838 550,440
(Cost $1,809,476)
1,723,110
United Kingdom — 14.6%
Anglo American PLC
19,482 624,141
DS Smith PLC
67,910 502,797
Mondi PLC
34,581 523,275
Rio Tinto PLC
11,864 744,412
Shell PLC, ADR
31,801 2,058,797
(Cost $4,418,833)
4,453,422
United States — 35.6%
Avery Dennison Corp.
1,840 378,948
Berry Global Group, Inc.
3,877 280,346
Bunge Global SA
4,070 365,242
Chevron Corp.
5,964 965,751
Cleveland-Cliffs, Inc. *
45,581 567,483
ConocoPhillips
4,784 518,299
Corteva , Inc.
20,859 1,298,264
Coterra Energy, Inc.
14,966 399,891
Darling Ingredients, Inc. *
3,239 131,277
Diamondback Energy, Inc.
2,100 372,939
Exxon Mobil Corp.
19,291 2,275,566
FMC Corp.
2,340 138,271
Freeport-McMoRan, Inc.
20,040 885,768
Graphic Packaging Holding Co.
11,970 360,177
Ingredion, Inc.
980 144,393
Mosaic Co.
13,823 365,757
Newmont Corp.
5,269 220,982
Nucor Corp.
1,092 168,921
Sealed Air Corp.
7,461 273,073
Valero Energy Corp.
1,642 228,369
Weyerhaeuser Co. REIT
16,559 534,193
(Cost $10,681,215)
10,873,910
TOTAL COMMON STOCKS
(Cost $30,215,891)
30,008,308
PREFERRED STOCKS — 0.5%
Brazil — 0.5%
Petroleo Brasileiro SA
(Cost $159,444)
25,610 166,854
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $173,573)
173,573 173,573

2 | DBX ETF Trust
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
November 30, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Securities are listed in country of domicile.
At November 30, 2024 the Xtrackers RREEF Global Natural Resources ETF had the following sector diversification:
Number
of Shares Value $
TOTAL INVESTMENTS — 99.4%
(Cost $30,548,908)
30,348,735
Other assets and liabilities,
net — 0.6%
179,789
NET ASSETS — 100.0%
30,528,524
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
— 3,301,645 (3,128,072) — — 1,846 — 173,573 173,573
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Metals & Mining
10,529,990 34 .9
Oil, Gas & Consumable Fuels
9,724,131 32 .2
Containers & Packaging
3,464,766 11 .5
Chemicals
2,958,906 9 .8
Paper & Forest Products
1,976,506 6 .6
Food Products
986,670 3 .2
Specialized REITs
534,193 1 .8
Total
30,175,162 100 .0

DBX ETF Trust | 3
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
NRES-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 30,008,308 $ — $ — $ 30,008,308
Preferred Stocks
166,854 — — 166,854
Short-Term Investments (a)
173,573 — — 173,573
TOTAL
$ 30,348,735 $ — $ — $ 30,348,735
(a)
See Schedule of Investments for additional detailed categorizations.